MERRILL LYNCH
                                                              SMALL CAP
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              June 30, 1998

                       Merrill Lynch Small Cap Index Fund

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Jay C. Harbeck, Senior Vice President
Norman R. Harvey, Senior Vice President
Jeffrey B. Hewson, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

DEAR SHAREHOLDER

The moderate first quarter rally in small-capitalization stocks could not be sustained during the second quarter of 1998, as concerns about the Asian economic crisis once again hit equity markets around the world. The larger-capitalization stocks in the United States were able to avoid some of these concerns. The unmanaged Standard & Poor's 500 Index had a total return of +3.30% for the quarter ended June 30, 1998, despite a decline of almost 5% between mid-April and mid-June. Small-capitalization stocks, however, could not recover their lost momentum. The unmanaged Russell 2000 Index declined by more than 11.6% from an all-time high of 491.14 on April 21, 1998 to its closing level of 433.86 on June 15, 1998.

One of the main factors in the decline of the Russell 2000 was its large weighting in technology stocks, which declined by more than 10% during the month of May. However, between June 15, 1998 and June 30, 1998, the Russell 2000 Index regained some of its lost ground to finish the first half of 1998 at 457.39. The Russell 2000 Index declined 4.66% during the second quarter, but based on its strength during the first quarter of 1998, produced a total return of +4.93% for the first six months of the year.

Portfolio Matters

One of the major events of the second quarter was the annual rebalancing of the Russell 2000 Index, which takes place at the end of each June. At this time, Frank Russell Co. reconstitutes all of its indexes to reflect then-current market capitalizations. While the newly reconstituted list becomes the official Index as of June 30, companies are added to or deleted from the Index based upon their market capitalizations at the end of May. After certain adjustments are made for cross-holdings of shares, the largest 1000 eligible companies become the Russell 1000 Index and the next largest 2000 become the Russell 2000 Index. For the 1998 reshuffling, some 522 companies were added to the Russell 2000 Index, many of these being replacements for the 176 companies that had disappeared from the Index during the past year as a result of mergers and acquisitions. Companies that leave the Index during the succeeding twelve months are not replaced at the time they are eliminated from the Index, as all of these changes are made only one time a year, at the June rebalancing.

Merrill Lynch Small Cap Index Fund invests all of its assets in Merrill Lynch Small Cap Index Series, which has the same investment objective as the Fund. The Series seeks to replicate the total return of the Russell 2000 Index and therefore, also underwent a rebalancing. This caused the Series to liquidate 138 of its existing holdings as they were being deleted from the Index, having an approximate dollar value of $8.2 million. These companies were replaced with an equivalent dollar value of companies that were members of the newly revised Index. After all necessary rebalancing trades were complete, the resulting equity portfolio of the Series consisted of approximately 1,100 stocks with a market value of $73.52 million. At the end of June, the Series also held a long position of seven Russell 2000 September futures contracts.

Net assets of the Fund declined during the first half of 1998 from $65.3 million on December 31, 1997 to $41.1 million on June 30, 1998. This change primarily reflected the redemption of a large Fund shareholder of approximately $13.8 million near the end of May. At that time, this liquidation represented more than 15% of the Fund's net assets.

Performance Results

For the six-month period ended June 30, 1998, Merrill Lynch Small Cap Index Fund's Class A and Class D Shares had total returns of +4.40% and +4.23%, respectively, slightly below the Fund's bench- mark, the Russell 2000 Index, which produced a total return of +4.93% during this same period. (Investment results shown do not include sales charges and would be lower if sales charges were included. For complete performance information, see page 3 of this report to shareholders.)

In Conclusion

We thank you for your investment in Merrill Lynch Small Cap Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 14, 1998

PERFORMANCE DATA

About Fund
Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent
Performance
Results
                                                   12 Month           3 Month       Since Inception
                                                 Total Return       Total Return      Total Return
===================================================================================================
ML Small Cap Index Fund Class A Shares*             +15.22%            -5.04%            +32.62%
---------------------------------------------------------------------------------------------------
ML Small Cap Index Fund Class D Shares*             +14.89             -5.11             +32.24
---------------------------------------------------------------------------------------------------
Russell 2000 Index**                                +16.51             -4.66             +33.71
===================================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.
** This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Since inception total return is from 4/09/97 to 6/30/98.

Average Annual
Total Return

                                                          % Return
==================================================================
Class A Shares
==================================================================
Year Ended 6/30/98                                         +15.22%
------------------------------------------------------------------
Inception (4/09/97) through 6/30/98                        +25.93
------------------------------------------------------------------

                                                          % Return
==================================================================
Class D Shares
==================================================================
Year Ended 6/30/98                                         +14.89%
------------------------------------------------------------------
Inception (4/09/97) through 6/30/98                        +25.63
------------------------------------------------------------------


                                     2 & 3

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX FUND         As of June 30, 1998
===========================================================================================================================
Assets:            Investment in Merrill Lynch Small Cap Index Series, at value (Note 1a)
                   (identified cost--$35,521,766) ...........................................................   $41,113,260
                   Receivable from administrator (Note 2) ...................................................           944
                   Deferred organization expenses (Note 1d) .................................................        13,019
                   Prepaid registration fees and other assets (Note 1d) .....................................        17,213
                                                                                                                -----------
                   Total assets .............................................................................    41,144,436
                                                                                                                -----------
===========================================================================================================================
Liabilities:       Distributor payable (Note 2) .............................................................         5,937
                   Accrued expenses and other liabilities ...................................................        62,600
                                                                                                                -----------
                   Total liabilities ........................................................................        68,537
                                                                                                                -----------
===========================================================================================================================
Net Assets:        Net assets ...............................................................................   $41,075,899
                                                                                                                ===========
===========================================================================================================================
Net Assets         Class A Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized .........   $       105
Consist of:        Class D Shares of Common Stock, $0.0001 par value, 125,000,000 shares authorized .........           216
                   Paid-in capital in excess of par .........................................................    32,113,970
                   Undistributed investment income--net .....................................................       225,727
                   Undistributed realized capital gains on investments from the Series--net .................     3,144,387
                   Unrealized appreciation on investments from the Series--net ..............................     5,591,494
                                                                                                                -----------
                   Net assets ...............................................................................   $41,075,899
                                                                                                                ===========
===========================================================================================================================
Net Asset          Class A--Based on net assets of $13,426,855 and 1,046,991 shares outstanding .............   $     12.82
Value:                                                                                                          ===========
                   Class D--Based on net assets of $27,649,044 and 2,159,319 shares outstanding .............   $     12.80
                                                                                                                ===========
===========================================================================================================================

                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX FUND         For the Six Months Ended June 30, 1998
===============================================================================================================================
Investment Income  Investment income allocated from the Series (net of $81 foreign withholding tax) .                 $ 400,547
(Note 1b):         Expenses allocated from the Series ...............................................                   (44,923)
                                                                                                                      ---------
                   Net investment income from the Series ............................................                   355,624
                                                                                                                      ---------
===============================================================================================================================
Expenses:          Administration fee (Note 2) ......................................................  $ 58,062
                   Registration fees (Note 1d) ......................................................    42,575
                   Account maintenance fee--Class D (Note 2) ........................................    41,971
                   Transfer agent fees (Note 2) .....................................................    26,572
                   Printing and shareholder reports .................................................    22,791
                   Professional fees ................................................................     5,136
                   Amortization of organization expenses (Note 1d) ..................................     1,871
                   Accounting services (Note 2) .....................................................       733
                   Other ............................................................................     1,888
                                                                                                       --------
                   Total expenses before reimbursement ..............................................   201,599
                   Reimbursement of expenses (Note 2) ...............................................   (72,534)
                                                                                                       --------
                   Total expenses after reimbursement ...............................................                   129,065
                                                                                                                      ---------
                   Investment income--net ...........................................................                   226,559
                                                                                                                      ---------
===============================================================================================================================
Realized &         Realized gain on investments from the Series--net ................................                 2,956,648
Unrealized Gain    Change in unrealized appreciation on investments from the Series--net ............                (1,190,769)
(Loss) from the                                                                                                     -----------
Series--Net:       Net Increase in Net Assets Resulting from Operations .............................               $ 1,992,438
                                                                                                                    ===========
===============================================================================================================================

                   See Notes to Financial Statements.


                                      4 & 5

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                                      For the Period
MERRILL LYNCH                                                                                           For the Six   April 9, 1997+
SMALL CAP                                                                                              Months Ended         to
INDEX FUND          Increase (Decrease) in Net Assets:                                                 June 30, 1998   Dec. 31, 1997
====================================================================================================================================
Operations:         Investment income--net ..........................................................  $    226,559    $    459,481
                    Realized gain on investments from the Series--net ...............................     2,956,648       1,806,858
                    Change in unrealized appreciation on investments from the Series--net ...........    (1,190,769)      6,782,263
                                                                                                       ------------    ------------
                    Net increase in net assets resulting from operations ............................     1,992,438       9,048,602
                                                                                                       ------------    ------------
====================================================================================================================================
Dividends &         Investment income--net:
Distributions to       Class A ......................................................................            --        (197,459)
Shareholders           Class D ......................................................................            --        (262,022)
(Note 1e):          In excess of investment income--net:
                       Class A ......................................................................            --            (358)
                       Class D ......................................................................            --            (474)
                    Realized gain on investments from the Series--net:
                       Class A ......................................................................            --        (624,160)
                       Class D ......................................................................            --        (994,959)
                                                                                                       ------------    ------------
                    Net decrease in net assets resulting from dividends and
                      distributions to shareholders .................................................            --      (2,079,432)
                                                                                                       ------------    ------------
====================================================================================================================================
Capital Share       Net increase (decrease) in net assets derived from capital
Transactions          share transactions ............................................................   (26,172,817)     58,262,108
(Note 4):                                                                                              ------------    ------------
====================================================================================================================================
Net Assets:         Total increase (decrease) in net assets .........................................   (24,180,379)     65,231,278
                    Beginning of period .............................................................    65,256,278          25,000
                                                                                                       ------------    ------------
                    End of period* ..................................................................  $ 41,075,899    $ 65,256,278
                                                                                                       ============    ============
====================================================================================================================================
                  * Undistributed (accumulated distributions in excess of) investment income--net ...  $    225,727    $       (832)
                                                                                                       ============    ============
====================================================================================================================================

                  + Commencement of operations.

                   See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                               Class A                          Class D
                    The following per share data and ratios        -------------------------------  -------------------------------
MERRILL LYNCH       have been derived from information              For the Six   For the Period     For the Six   For the Period
SMALL CAP           provided in the financial statements.          Months Ended  April 9, 1997+ to  Months Ended  April 9, 1997+ to
INDEX FUND                                                           June 30,      December 31,       June 30,       December 31,
                    Increase (Decrease) in Net Asset Value:            1998            1997             1998           1997
====================================================================================================================================
Per Share           Net asset value, beginning of period .........   $  12.28       $  10.00         $  12.28        $  10.00
Operating                                                            --------       --------         --------        --------
Performance:        Investment income--net .......................        .09            .10              .06             .09
                    Realized and unrealized gain on investments
                    from the Series--net .........................        .45           2.60              .46            2.60
                                                                     --------       --------         --------        --------
                    Total from investment operations .............        .54           2.70              .52            2.69
                                                                     --------       --------         --------        --------
                    Less dividends and distributions:
                       Investment income--net ....................         --           (.10)              --            (.09)
                       In excess of investment income--net .......         --             --++             --              --++
                       Realized gain on investments from the
                       Series--net ...............................         --           (.32)              --            (.32)
                                                                     --------       --------         --------        --------
                    Total dividends and distributions ............         --           (.42)              --            (.41)
                                                                     --------       --------         --------        --------
                    Net asset value, end of period ...............   $  12.82       $  12.28         $  12.80        $  12.28
                                                                     ========       ========         ========        ========
====================================================================================================================================
Total Investment    Based on net asset value per share ...........       4.40%+++      27.04%+++         4.23%+++       26.87%+++
Return:                                                              ========       ========         ========        ========
====================================================================================================================================
Ratios to Average   Expenses, net of reimbursement** .............        .50%*          .52%*            .75%*           .77%*
Net Assets:                                                          ========       ========         ========        ========
                    Expenses** ...................................        .82%*         1.00%*           1.07%*          1.25%*
                                                                     ========       ========         ========        ========
                    Investment income--net .......................       1.02%*         1.45%*            .76%*          1.20%*
                                                                     ========       ========         ========        ========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .....   $ 13,427       $ 26,478         $ 27,649        $ 38,778
Data:                                                                ========       ========         ========        ========
====================================================================================================================================

                   *   Annualized.
                   **  Includes the Fund's share of the Series' allocated
                       expenses.
                   +   Commencement of operations.
                   +++ Aggregate total investment return.
                   ++  Amount is less than $.01 per share.

                   See Notes to Financial Statements.


                                      6 & 7

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.22% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 1998, MLAM earned fees of $58,062, all of which were voluntarily waived. MLAM also reimbursed the Fund for additional expenses of $14,472.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 1998 were $12,672,059 and $38,899,980, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions were $(26,172,817) and $58,262,108 for the six months ended June 30, 1998 and the period ended April 9, 1997 to December 31, 1997, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------
Class A Shares for the Six Months                         Dollar
Ended June 30, 1998                         Shares        Amount
-------------------------------------------------------------------
Shares sold ............................     925,015   $ 11,789,499
Shares redeemed ........................  (2,033,769)   (25,558,132)
                                          ----------   ------------
Net decrease ...........................  (1,108,754)  $(13,768,633)
                                          ==========   ============
-------------------------------------------------------------------

-------------------------------------------------------------------
Class A Shares for the Period                             Dollar
April 9, 1997+ to December 31, 1997         Shares        Amount
-------------------------------------------------------------------
Shares sold ............................   3,127,791   $ 34,673,781
Shares issued to shareholders in
reinvestment of dividends and
distributions ..........................      63,047        776,099
                                          ----------   ------------
Total issued ...........................   3,190,838     35,449,880
Shares redeemed ........................  (1,036,343)   (12,153,441)
                                          ----------   ------------
Net increase ...........................   2,154,495   $ 23,296,439
                                          ==========   ============
-------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

-------------------------------------------------------------------
Class D Shares for the Six Months                          Dollar
Ended June 30, 1998                         Shares         Amount
-------------------------------------------------------------------
Shares sold ............................     866,340   $ 11,028,330
Shares redeemed ........................  (1,865,259)   (23,432,514)
                                          ----------   ------------
Net decrease ...........................    (998,919)  $ 12,404,184)
                                          ==========   ============
-------------------------------------------------------------------

-------------------------------------------------------------------
Class D Shares for the Period                              Dollar
April 9, 1997+ to December 31, 1997         Shares         Amount
-------------------------------------------------------------------
Shares sold ............................   4,135,846   $ 46,521,104
Shares issued to shareholders in
reinvestment of dividends and
distributions ..........................      85,348      1,050,621
                                          ----------   ------------
Total issued ...........................   4,221,194     47,571,725
Shares redeemed ........................  (1,064,206)   (12,606,056)
                                          ----------   ------------
Net increase ...........................   3,156,988   $ 34,965,669
                                          ==========   ============
-------------------------------------------------------------------
+ Prior to April 9, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


                                     8 & 9

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

SCHEDULE OF INVESTMENTS

Merrill Lynch Small Cap Index Series
--------------------------------------------------------------------------------
                                                        Shares           Value
  Issue                                                  Held          (Note 1a)
================================================================================
  COMMON STOCKS

+ 3Dfx Interactive, Inc.                                 1,500      $    25,688
  AAR Corporation                                        1,650           48,778
  ABM Industries, Inc.                                   1,500           41,812
+ ABR Information Services, Inc.                         2,465           58,544
+ ADAC Laboratories                                      1,600           36,000
+ ADVO, Inc.                                             2,300           64,831
  AGL Resources, Inc.                                    3,700           73,537
  AK Steel Holding Corporation                           5,100           91,162
+ ALARIS Medical, Inc.                                   5,200           36,075
  ALBANK Financial Corporation                           1,600          112,900
  AMCOL International Corp.                              2,750           33,172
  AMCORE Financial Inc.                                  3,700           88,800
  AMETEK, Inc.                                           3,000           87,938
+ ANTEC Corporation                                      3,400           78,838
+ APAC Teleservices, Inc.                                2,700           15,778
  ASA Holdings, Inc.                                     2,059          102,178
+ ATL Ultrasound, Inc.                                   1,600           73,000
+ ATMI, Inc.                                             1,900           28,500
+ Abacus Direct Corporation                                800           41,550
+ Acceptance Insurance Holdings, Inc.                    2,600           63,862
+ Access Health, Inc.                                    1,856           47,328
+ Actel Corp.                                            3,600           38,700
+ Action Performance Companies, Inc.                     1,000           32,187
+ Acuson Corporation                                     2,600           47,287
+ Acxiom Corp.                                           3,508           87,481
+ Adelphia Communications Corporation
    (Class A)                                            1,900           70,537
+ Adtran, Inc.                                           1,900           49,637
+ Advanced Tissue Sciences, Inc.                         3,900           17,306
+ Advanta Corp.                                          2,300           50,456
+ Affiliated Computer Services, Inc.                     3,500          134,750
+ Affiliated Managers Group, Inc.                        1,758           65,266
+ Affymetrix, Inc.                                       1,800           43,312
+ Aftermarket Technology Corp.                           2,500           46,875
+ Agouron Pharmaceuticals, Inc.                          2,808           85,118
+ AgriBioTech Inc.                                       3,100           85,831
  Air Express International Corporation                  3,300           88,275
  Airborne Freight Corporation                           3,300          115,294
+ Airgas, Inc.                                           3,600           51,750
+ Alaska Air Group, Inc.                                 1,500           81,844
  Albany International Corp. (Class A)                   1,955           46,791
  Albemarle Corporation                                  1,167           25,747
  Alexander Haagen Properties, Inc.                      5,200           78,325
+ Algos Pharmaceutical Corporation                       1,100           29,700
  Aliant Communications, Inc.                            2,400           65,850
+ Alkermes, Inc.                                         2,300           41,113
+ Allen Telecom Inc.                                     2,600           30,225
+ Alliant Techsystems, Inc.                                700           44,275
  Allied Group, Inc.                                     1,750           81,922
  Alpharma, Inc. (Class A)                               2,134           46,948
+ Alternative Living Services, Inc.                      1,000           27,000
+ Alternative Resources Corp.                            2,900           35,888
+ Amerco                                                 1,400           41,213
+ America West Holdings Corp. (Class B)                  3,555          101,540
+ American Business Information, Inc.
    (Class B)                                            3,700           59,200
+ American Disposal Services, Inc.                       1,700           79,688
+ American Eagle Outfitters Inc.                         1,100           42,419
  American Health Properties, Inc.                       1,800           45,000
+ American Italian Pasta Company (Class A)               1,500           55,875
+ American Management Systems, Inc.                      3,900          116,756
+ American Oncology Resources, Inc.                      3,000           36,656
+ AmeriCredit Corp.                                      2,500           89,219
+ Amerin Corporation                                     1,800           52,538
+ AmeriSource Health Corp. (Class A)                     2,202          144,644
+ Amphenol Corp. (Class A)                               1,000           39,000
  Analysts International Corp.                           2,300           65,263
+ Anchor Bancorp, Inc.                                   1,100           42,969
+ Anchor Gaming                                            389           30,196
+ Andrx Corporation                                        900           33,075
+ Anixter International Inc.                             4,498           85,743
+ AnnTaylor Stores Corporation                           3,448           73,055
  Apogee Enterprises, Inc.                               3,600           55,125
  Apple South, Inc.                                      3,325           43,433
  Applebee's International, Inc.                         3,318           74,240
  Applied Industrial Technologies, Inc.                  2,650           54,491
+ Applied Micro Circuits Corporation                     1,800           46,575
  Applied Power Inc. (Class A)                           2,333           80,197
+ Apria Healthcare Group, Inc.                           5,500           36,781
  AptarGroup, Inc.                                       1,988          123,629
  Aquarion Company                                       4,200          143,588
+ Arbor Software Corp.                                   1,200           37,725
  Arch Coal, Inc.                                        2,000           49,750
  Argonaut Group, Inc.                                   1,700           53,763
+ Armco, Inc.                                            7,900           50,363
  Arnold Industries, Inc.                                2,000           29,500
  Arrow International, Inc.                              1,000           27,438
+ Artesyn Technologies, Inc.                             2,900           46,038
  Arvin Industries, Inc.                                 1,600           58,100
+ Ascent Entertainment Group, Inc.                       4,900           54,513
+ Aspect Development, Inc.                                 700           52,938
+ Aspect Telecommunications Corp.                        6,048          165,564
+ Aspen Technologies, Inc.                               1,800           90,900
  Associated Estates Realty Corp.                        4,500           84,094
+ Associated Group, Inc. (Class A)                       1,869           76,629
  Atmos Energy Corporation                               3,100           94,550
+ Atwood Oceanics, Inc.                                    777           30,934
  Authentic Fitness Corp.                                2,000           31,625
+ Avant Corporation                                      2,883           71,354
+ Avid Technology, Inc.                                  2,294           76,849
+ Aviron                                                 1,300           40,544
+ Avis Rent-A-Car, Inc.                                  2,600           64,350
+ Axent Technologies                                     2,000           61,250
+ Aztar Corporation                                      5,400           36,788
+ Aztec Technology Partners, Inc.                        1,973           15,044
+ BE Aerospace, Inc.                                     2,500           72,813
+ BISYS Group, Inc.                                      2,000           82,000
  BMC Industries, Inc.                                   3,100           27,125
  Baldor Electric Company                                2,687           65,496
  Ball Corp.                                             2,900          116,544
  Ballard Medical Products                               3,300           59,400
+ Bally Total Fitness Holding Corporation                1,900           68,400
  BancorpSouth, Inc.                                     4,900          102,900
+ BancTec, Inc.                                          3,200           74,000
  Bank of Granite Corp.                                  2,650           83,475
  Banknorth Group, Inc.                                  2,400           88,800
  Banta Corporation                                      2,200           67,925
  Barnett Banks, Inc.                                    3,000           60,750
+ Barrett Resources Corp.                                2,940          110,066
  Bassett Furniture Industries, Inc.                     2,400           67,500
  Battle Mountain Gold Company                           5,000           29,688
  Bay State Gas Company                                  1,100           42,144
  Belden, Inc.                                           2,982           91,324
+ Bell & Howell Co. (Series B)                           1,600           41,300
+ Benchmark Electronics, Inc.                            2,100           42,000
+ Benton Oil & Gas Co.                                   4,200           44,625
+ Beringer Wine Estates Holdings, Inc.
    (Class B)                                            1,200           52,875
  Berkley (W.R.) Corporation                             1,500           60,094
  Berry Petroleum Co. (Class A)                          3,700           48,100
+ Bethlehem Steel Corporation                            4,800           59,700
+ Big Flower Press Holdings, Inc.                        2,200           66,000
+ Billing Information Concepts                           2,400           37,200
+ Biomatrix, Inc.                                        1,400           57,400
+ Bio-Rad Laboratories, Inc. (Class A)                   1,400           42,875
+ Bio-Technology General Corp.                           6,800           48,238
  Birmingham Steel Corp.                                 3,500           43,313
+ Black Box Corporation                                  1,400           46,463
  Black Hills Corporation                                3,300           75,900
  Blanch (E.W.), Holdings Inc.                           1,400           51,450
  Block Drug Company, Inc. (Class A)                       727           27,399
  Blount International, Inc. (Class A)                   1,945           55,433
  Bob Evans Farms, Inc.                                  3,800           80,513
+ Boole & Babbage, Inc.                                  2,250           53,719
+ Boron, LePore & Associates, Inc.                       1,000           38,000
  Bowne & Co., Inc.                                      2,000           90,000
+ Boyd Gaming Corporation                                5,400           31,050
  Brady (W.H.) Company (Class A)                         2,139           59,491
  Brandywine Realty Trust                                3,000           67,125
  Brightpoint, Inc.                                      4,617           66,947
+ Bristol Hotel Company                                  4,300          105,350
+ BroadVision, Inc.                                      1,700           40,588
+ Broderbund Software, Inc.                              2,400           54,750
+ Brookdale Living Communities Inc.                      1,700           43,563
  Brush Wellman, Inc.                                    2,300           47,294
+ Buckeye Technologies Inc.                              3,109           73,256
+ Budget Group, Inc.                                     1,700           54,294
+ Buffets, Inc.                                          4,931           77,355
+ Burlington Industries, Inc.                            6,200           87,188
  Burnham Pacific Properties, Inc.                       6,900           97,894
+ Burr-Brown Corp.                                       2,550           53,550
  C.H. Robinson Worldwide, Inc.,                         3,400           84,575
  CBL & Associates Properties, Inc.                      3,700           89,725
  CCA Prison Realty Trust                                2,100           64,313
+ CCC Information Services Group, Inc.                   2,741           45,227
+ CD Radio Inc.                                          1,000           38,500
+ CDI Corporation                                          800           21,400
+ CDW Computer Centers, Inc.                               389           19,450
  CFSB Bancorp, Inc.                                     2,600           74,750
  CFW Communications Company                             2,300           53,475
+ CHS Electronics, Inc.                                  3,079           55,037
  CILCORP, Inc.                                          2,300          110,400
  CMAC Investment Corp.                                  2,294          141,081
+ CMG Information Services, Inc.                         1,300           91,975
+ CNA Surety Corporation                                 2,800           41,300
  CNB Bancshares, Inc.                                   1,765           84,720
+ CONMED Corporation                                     1,700           39,100
+ COR Therapeutics, Inc.                                 3,390           47,036
+ CORT Business Services Corp.                           1,900           59,850
  CPI Corporation                                        1,769           42,123
  CRIIMI MAE, Inc.                                       5,400           74,925
+ CSG Systems International, Inc.                        1,800           84,375


                                    10 & 11

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

Merrill Lynch Small Cap Index Series (continued)
--------------------------------------------------------------------------------
                                                        Shares           Value
  Issue                                                  Held          (Note 1a)
================================================================================
  COMMON STOCKS
  (continued)

+ CSK Auto Corporation                                   1,500     $     37,875
+ CSS Industries, Inc.                                   1,300           42,575
+ CUNO Incorporated                                      2,300           49,738
+ Cable Design Technologies                              2,500           51,563
  Cabot Oil & Gas Corp.                                  3,100           62,000
+ Cadiz Land Company, Inc.                               3,700           42,781
  Calgon Carbon Corporation                              6,200           61,613
+ California Microwave, Inc.                             3,800           66,500
  California Water Service Co.                           2,000           50,250
  CalMat Company                                         2,300           50,600
+ Calpine Corporation                                    3,400           68,638
  Cambrex Corporation                                    3,020           79,275
  Camden Property Trust                                  8,518          253,411
+ Canandaigua Wine Company, Inc.                         1,263           62,124
  Capital Re Corporation                                 1,069           76,567
+ CapStar Hotel Company                                  2,235           62,580
  Caraustar Industries, Inc.                             1,600           46,200
+ Carbide/Graphite Group, Inc. (The)                     1,900           52,844
+ Caribiner International, Inc.                          1,900           33,250
+ Carmike Cinemas, Inc. (Class A)                        1,700           45,794
  Carolina First Corporation                             2,400           60,900
  Carpenter Technology Corporation                       1,810           90,953
  Carter-Wallace, Inc.                                   2,510           45,337
  Casey's General Stores, Inc.                           4,200           69,563
  Cash America International, Inc.                       5,300           80,825
  Castle (A.M.) & Company                                2,000           44,000
+ Castle & Cooke, Inc.                                   3,000           57,000
+ Catalina Marketing Corporation                         2,379          123,559
+ Catalytica, Inc.                                       3,700           72,613
  Cato Corporation (The) (Class A)                       2,400           41,775
+ C-Cube Microsystems, Inc.                              3,425           63,577
+ CellNet Data Systems, Inc.                             5,000           48,438
+ Cellular Communications
    International, Inc.                                  1,350           67,331
+ Centennial Cellular Corporation (Class A)              1,800           67,163
+ Central Garden & Pet Company                           2,442           76,007
  Central Hudson Gas & Electric                          1,300           59,638
  Central Maine Power Company                            5,000           97,500
  Century Aluminum Company                               3,700           54,575
  Century Business Services Inc.                         3,200           64,000
+ Cephalon, Inc.                                         4,000           31,500
+ Cerner Corporation                                     2,600           73,613
+ Champion Enterprises, Inc.                             4,100          119,925
+ Charming Shoppes, Inc.                                11,200           53,200
  Charter Municipal Mortgage Acceptance
    Company                                              3,000           42,188
+ CheckFree Holdings Corporation                         4,088          120,341
+ Checkpoint Systems, Inc.                               3,300           46,613
+ Cheesecake Factory (The)                               1,950           44,119
  ChemFirst Inc.                                         3,500           88,375
  Chesapeake Corporation                                 1,840           71,645
  Chittenden Corporation                                 2,250           78,750
+ Choice Hotels International, Inc.                      5,000           67,813
+ ChoicePoint Inc.                                       1,000           50,625
  Church & Dwight Co., Inc.                              1,500           48,563
  Churchill Downs Incorporated                           1,300           53,950
  Cincinnati Milacron, Inc.                              3,200           77,800
  Circle International Group Inc. (The)                  2,100           58,800
+ Cirrus Logic, Inc.                                     6,800           75,650
  Claire's Stores, Inc.                                  4,300           88,150
  Clarcor, Inc.                                          2,550           53,550
+ Clarify Inc.                                           3,200           43,200
  Cleco Corporation                                      2,900           86,275
+ Cliffs Drilling Company                                1,500           49,219
+ Coach USA, Inc.                                        1,500           68,438
  Coachmen Industries, Inc.                              2,200           57,475
+ Cognex Corporation                                     3,783           69,986
+ Coherent, Inc.                                         2,200           37,744
  Cohu, Inc.                                             1,300           31,606
+ Coldwater Creek Inc.                                   1,200           33,000
+ Cole National Corporation                              1,300           52,000
+ Collins & Aikman Corp.                                 6,700           49,831
  Colonial Properties Trust                              2,900           89,900
+ Columbia Laboratories, Inc.                            4,400           25,300
+ Comfort Systems USA, Inc.                              2,800           65,450
  Commerce Bancorporation Inc.                           1,600           93,600
  Commerce Group, Inc.                                   1,600           62,000
  Commercial Federal Corp.                               3,200          101,200
  Commercial Metals Co.                                  2,300           70,725
+ Commnet Cellular, Inc.                                 2,500           36,719
  Commonwealth Bancorp, Inc.                             1,900           43,581
  Community First Bankshares, Inc.                       3,000           78,563
+ Computer Horizons Corporation                          2,450           90,803
  Computer Task Group, Inc.                              1,265           42,378
+ Concentra Managed Care, Inc.                           3,771           98,046
+ Concentric Network Corporation                         1,500           45,469
+ Concord Communications, Inc.                           1,400           35,788
  Cone Mills Corporation                                 4,900           42,263
  Conning Corporation                                    2,100           40,950
+ Consolidated Freightways Corporation                   3,400           47,388
+ Consolidated Products, Inc.                            3,450           72,881
+ Cooper Companies, Inc.                                   900           32,794
  Coors (Adolph) Co. (Class B)                           2,400           81,600
+ Corn Products International Inc.                       2,800           94,850
+ Corporate Express Inc.                                 8,100          102,769
+ Coulter Pharmaceutical Inc.                            1,300           39,488
  Cousins Properties, Inc.                               2,100           62,738
+ Covance, Inc.                                          5,582          125,595
+ Coventry Health Care Inc.                              5,400           78,975
+ Cox Radio, Inc. (Class A)                              1,200           51,900
  Crawford & Company (Class B)                           3,200           60,000
+ Credence Systems Corp.                                 1,700           32,300
  Cross Timbers Oil Company                              4,928           93,940
  Cullen/Frost Bankers, Inc.                             1,700           92,225
+ Curative Health Services, Inc.                         1,100           31,350
+ Cylink Corporation                                     3,300           39,600
+ Cymer, Inc.                                            3,019           48,681
+ Cypress Semiconductor Corporation                      6,100           50,706
+ Cytyc Corporation                                      1,800           29,363
+ DII Group, Inc.                                        2,400           40,950
  D & N Financial Corporation                            2,300           61,669
+ DSP Communications, Inc.                               4,181           57,489
  Dain Rauscher Corporation                                800           43,800
+ Dal-Tile International Inc.                            5,140           50,436
  Dallas Semiconductor Corporation                       1,500           46,547
  Dames & Moore Group                                    2,800           36,050
+ Data General Corporation                               4,600           68,713
+ Data Transmission Network Corp.                        1,200           48,000
+ Datascope Corp.                                        1,800           47,813
+ Datastream Systems, Inc.                               1,600           30,500
+ Delco Remy International Inc.                          3,500           45,063
+ Delphi Financial Group, Inc. (Class A)                 2,346          132,109
  Deltic Timber Corporation                              1,500           37,594
+ Dendrite International, Inc.                             900           33,863
+ Department 56, Inc.                                    2,481           88,076
  Devon Energy Corporation                                 971           33,924
  Devry, Inc.                                            4,000           87,750
  Dexter Corporation (The)                               2,200           69,988
+ Dialogic Corporation                                     900           26,775
+ Diamond Multimedia Systems, Inc.                       3,800           26,006
+ Digital Microwave Corp.                                4,585           33,241
  Dime Community Bancorp, Inc.                           2,300           63,825
  Dimon, Inc.                                            4,700           52,875
+ Dionex Corporation                                     2,000           52,750
+ Documentum, Inc.                                       1,194           57,312
+ Dollar Thrifty Automotive Group, Inc.                  2,500           33,125
+ Dominick's Supermarkets, Inc.                            875           38,992
  Donaldson Company, Inc.                                2,800           66,150
+ Doubleclick Inc.                                       1,300           64,594
+ Downey Savings & Loan Association                      1,995           65,212
+ Dress Barn, Inc. (The)                                 1,600           39,800
  Dreyers Grand Ice Cream, Inc.                          1,800           36,225
+ Duane Reade Inc.                                       1,600           48,000
+ Dura Pharmaceuticals, Inc.                             3,300           73,838
+ Dycom Industries, Inc.                                 1,200           40,500
  Dynex Capital, Inc.                                    6,400           71,200
+ e.spire Communications Inc.                            4,200           94,763
  E'Town Corporation                                     1,100           41,250
+ E* Trade Group, Inc.                                   2,900           66,519
+ EEX Corporation                                        7,600           71,250
+ Eagle Hardware & Garden, Inc.                          2,600           60,125
  Earthgrains Company (The)                              2,010          112,309
+ EarthLink Network, Inc.                                  600           46,050
  Eastern Enterprises                                    2,100           90,038
+ Eastern Environmental Services Inc.                    1,800           61,200
  Eastern Utilities Associates                           3,100           81,375
  Eaton Vance Corp.                                      2,200          101,888
+ El Paso Electric Company                               8,200           75,338
  Elcor Corp.                                            1,350           34,088
+ Elder-Beerman Stores Corp.                             1,700           45,369
+ Electroglas, Inc.                                      2,900           37,881
+ Electronics For Imaging Inc.                           4,100           86,613
+ Emmis Broadcasting Corp. (Class A)                     1,300           62,156
  Empire District Electric Company (The)                 3,800           79,325
  Energen Corporation                                    5,100          102,638
  Enesco Group Inc.                                      1,940           59,655
  Enhanced Financial Services Group, Inc.                1,362           45,968
+ Entremed Inc.                                          1,000           33,250
+ Envoy Corporation                                      1,800           85,275
+ Enzo Biochem, Inc.                                     2,335           31,231
  Equitable Resources, Inc.                              2,400           73,200
  Equity Inns Inc.                                       6,400           84,400
+ Essex International Inc.                               2,267           53,558
+ Esterline Technologies Corporation                     2,400           49,350
+ Etec Systems, Inc.                                     2,092           73,612
  Excel Realty Trust, Inc.                               3,600          103,725
+ Excite, Inc.                                           1,000           93,500
  Executive Risk Inc.                                    1,265           93,294
  Exide Corporation                                      1,825           30,683
+ Exodus Communications Inc.                             1,100           49,225
  Expeditors International of
    Washington, Inc.                                     2,589          113,916
+ Express Scripts, Inc. (Class A)                        1,100           88,000
+ Extended Stay America, Inc.                            4,800           54,000


                                    12 & 13

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

Merrill Lynch Small Cap Index Series (continued)
--------------------------------------------------------------------------------
                                                        Shares           Value
  Issue                                                  Held          (Note 1a)
================================================================================
  COMMON STOCKS
  (continued)

+ F & M National Corp.                                   2,600     $     75,400
  FBL Financial Group, Inc. (Class A)                    3,800           97,375
  F.N.B. Corporation                                     1,575           52,566
+ FSI International, Inc.                                2,400           23,250
+ Fabri-Centers of America, Inc. (Class A)               1,500           41,063
  Fair Isaac & Company, Inc.                             1,400           53,200
+ Fairfield Communities, Inc.                            3,500           67,156
+ FelCor Suite Hotels, Inc.                              2,900           90,988
  Ferro Corporation                                      3,809           96,415
  Fidelity National Financial, Inc.                      3,390          134,964
  Fifth Third Bancorp                                    1,256           79,128
+ FileNet Corporation                                    3,566          102,968
  Fingerhut Companies, Inc.                              4,111          135,663
  First American Financial Corporation                   2,084          187,560
  First Brands Corporation                               2,700           69,188
  First Citizens Bancshares, Inc.                          800           80,050
  First Commonwealth Financial Corp.                     3,600          101,700
  First Colorado Bancorp. Inc.                           1,900           52,725
  First Financial Bancorp                                2,980           77,108
  First Industrial Realty Trust, Inc.                    3,900          123,825
  First Midwest Bancorp, Inc.                            1,900           83,541
  First Savings Bank of Washington
    Bancorp, Inc.                                        3,100           78,275
+ First Sierra Financial Inc.                            1,300           39,650
  First Western Bancorp, Inc.                            2,900           85,369
  FirstBank Puerto Rico                                  5,148          133,848
  Firstbank of Illinois Co.                              2,800          117,600
  Fleming Companies, Inc.                                3,700           64,981
+ Florida Panthers Holdings Inc. (Class A)               3,787           74,557
  Florida Rock Industries, Inc.                          1,700           49,619
  Flowserve Corporation                                  3,532           86,976
+ Foodmaker, Inc.                                        4,986           84,139
+ Footstar, Inc.                                         2,790          133,920
+ Forcenergy Inc.                                        1,400           24,938
  Foremost Corporation of America                        1,800           43,425
+ Forest Oil Corporation                                 3,100           44,369
  Foster Wheeler Corporation                             2,400           51,450
  Franchise Finance Corporation of America               4,700          121,906
+ Franklin Covey Co.                                     3,600           69,300
+ Freedom Securities Corp.                               1,500           27,188
+ Friedman Billings Ramsey Group Inc.                    3,000           43,313
+ Fritz Companies, Inc.                                  3,600           48,150
  Frontier Insurance Group, Inc.                         2,420           54,601
  Fuller (H.B.) Company                                    971           53,830
  Fund American Enterprises Inc.                           600           88,800
  Furon Company                                          2,600           47,125
  G & K Services, Inc. (Class A)                         1,700           74,163
+ GC Companies, Inc.                                       900           46,688
+ Galey & Lord, Inc.                                     2,300           34,213
  Gallagher (Arthur J.) & Co.                            2,200           98,450
+ Garden Ridge Corp.                                     2,600           50,375
+ Gaylord Container Corp.                                6,200           47,663
+ GelTex Pharmaceuticals, Inc.                           1,900           35,388
  GenCorp, Inc.                                          2,125           53,656
  General Cable Corp.                                    2,550           73,631
  General Chemical Group, Inc. (The)                     2,300           63,825
+ General Magic Inc.                                     2,800           34,475
+ Genesco Inc.                                           3,600           58,725
+ Genesis Health Ventures, Inc.                          2,300           57,500
+ GenRad, Inc.                                           2,700           53,325
+ Gentex Corporation                                     6,400          116,000
  Geon Company (The)                                     2,800           64,225
  Georgia Gulf Corporation                               2,700           61,594
  Gerber Scientific, Inc.                                3,500           79,625
+ Getchell Gold Corp.                                    3,400           51,000
+ Getty Images Inc.                                      2,300           51,175
+ Gibson Greetings, Inc.                                 2,500           62,500
+ Gilead Sciences, Inc.                                  2,849           91,346
+ Glenayre Technologies, Inc.                            5,789           62,232
  Glimcher Realty Trust Inc.                             4,500           87,469
+ Global DirectMail Corp.                                1,459           18,420
+ Global Industrial Technologies, Inc.                   3,900           56,063
+ Grand Casino, Inc.                                     3,700           61,975
  Gray Comm Systems Inc.                                 1,700           55,038
  Great Atlantic & Pacific Tea Company,
    Inc. (The)                                           1,755           58,025
  Greater Bay Bancorp                                    1,500           52,031
+ Greif Brothers Corporation (Class A)                   2,100           78,488
  Grent Pee Dee Bancorp Inc.                             4,300           74,713
+ Griffon Corporation                                    6,000           76,875
+ Group Maintenance America Corp.                        2,700           48,600
+ Gtech Holdings Corporation                             2,800           94,325
  Guaranty Life Company                                  1,400           30,625
+ Guitar Center Inc.                                     2,444           73,626
+ Gymboree Corp.                                         1,800           27,281
+ HA-LO Industries, Inc.                                 2,200           68,475
  HCC Insurance Holdings, Inc.                           3,655           80,410
+ HMT Technology Corporation                             4,382           36,699
+ HNC Software Inc.                                      1,900           77,544
+ HS Resources Inc.                                      4,000           58,250
  HSB Group Inc.                                         2,587          138,404
  HUBCO, Inc.                                            2,327           83,336
+ Hadco Corporation                                      1,300           30,306
+ Haemonetics Corporation                                2,700           43,200
+ Hain Food Group Inc.                                   1,300           33,638
+ Hambrecht & Quist Group                                1,700           61,731
  Hancock Fabrics, Inc.                                  8,070          100,875
  Hancock Holding Co.                                    1,000           53,000
+ Handleman Company                                      6,270           72,105
  Hanna (M.A.) Company                                   4,200           76,913
+ Hanover Compressor Co.                                 2,100           56,831
+ Harbinger Corp.                                        2,984           72,176
+ Harken Energy Corporation                             10,200           49,088
  Harland (John H.) Co. (The)                            3,640           61,653
  Harman International Industries, Inc.                  1,800           69,300
+ Hartmarx Corporation                                   4,800           36,300
  Hawaiian Electric Industries, Inc.                     2,800          111,125
+ Hayes Lemmerz International Inc.                       3,092          122,907
+ Headlands Mortgage Co.                                 2,500           46,875
  Health Care Property Investors, Inc.                   2,400           86,550
+ Healthcare Financial Partners Inc.                     1,100           67,444
  Healthcare Realty Trust Inc.                           2,900           79,025
  Healthplan Services Corporation                        2,400           42,000
+ Hecla Mining Company                                   8,000           42,500
  Heilig-Meyers Company                                  5,800           71,413
  Helix Technology Corporation                           2,300           34,500
  Helmerich & Payne, Inc.                                3,300           73,425
  Henry (Jack) & Associates                              2,400           82,500
+ Henry Schein, Inc.                                     1,200           55,350
+ Hexcel Corporation                                     2,100           47,512
+ Highlands Insurance Group, Inc.                        2,300           42,550
+ Hollywood Park, Inc.                                   2,500           31,562
+ Hologic, Inc.                                          1,900           34,556
+ Horizon Group Properties, Inc.                           200            1,319
  Hospitality Properties Trust                           2,570           82,561
+ Host Marriott Corporation                              4,100           59,706
  Houghton Mifflin Company                               2,700           85,725
  Hughes Supply, Inc.                                    1,850           67,756
+ Human Genome Sciences, Inc.                            2,200           78,512
  Hussman International Inc.                             4,400           81,675
+ Hutchinson Technology, Inc.                            2,040           55,590
+ Hyperion Software Corp.                                2,378           67,773
+ ICG Communications, Inc.                               3,600          131,625
+ ICOS Corporation                                       3,600           68,850
+ IDEC Pharmaceuticals Corporation                       1,655           38,996
  IDEX Corp.                                             2,900          100,050
+ IDEXX Laboratories, Inc.                               3,900           97,012
+ IDT Corporation                                        1,500           45,094
+ IHOP Corp.                                             2,000           81,500
+ INTERSOLV, Inc.                                        2,300           36,944
  IRT Property Company                                   8,400           92,400
  ITC/DeltaCom Inc.                                      2,200           94,016
  IVAX Corporation                                       7,200           66,600
+ IXC Communications, Inc.                               1,880           91,180
+ Igen International Inc.                                1,000           40,875
+ Imation Corp.                                          4,906           81,256
+ ImClone Systems Incorporated                           2,600           31,850
+ Immune Response Corporation (The)                      2,400           36,000
+ Imperial Bancorp                                       3,400          102,000
  Imperial Credit Commercial Mortgage Investment Corp.   3,900           50,944
+ Imperial Credit Industries, Inc.                       2,300           54,050
+ Inacom Corp.                                           1,600           50,800
+ Incyte Pharmaceuticals, Inc.                           2,000           68,250
  Independent Bank Corporation                           3,100           60,062
  Indiana Energy, Inc.                                     600           17,925
+ Industri-Matematik International Corp.                 2,711           29,652
+ Information Resources, Inc.                            4,470           82,695
+ Informix Corp.                                         4,800           37,950
+ Infoseek Corporation                                   2,000           71,750
+ Inhale Therapeutic Systems                             1,555           38,486
+ Inland Steel Industries, Inc.                          3,400           97,219
+ Inprise Corporation                                    4,800           35,400
+ Input/Output, Inc.                                     3,892           69,326
+ Insight Enterprises Inc.                                 900           36,000
+ Insignia Financial Group, Inc. (Class A)               2,300           56,350
+ Insituform Technologies, Inc. (Class A)                3,500           48,453
+ Integrated Device Technology, Inc.                     7,365           52,706
+ Integrated Process Equipment Corp.                     2,500           28,125
+ Integrated Systems Inc.                                1,945           29,904
  Inter-Tel Inc.                                         2,000           32,000
  Interface, Inc. (Class A)                              4,986          100,655
+ Intergraph Corporation                                 4,100           35,106
+ Interim Services, Inc.                                 5,641          181,217
  International Multifoods Corporation                   1,900           52,250
+ International Network Services                         2,300           94,300
+ International Rectifier Corporation                    5,600           47,600
  International Speedway Corp.                           2,200           62,562
+ International Telecommunications Data
    Systems, Inc                                         1,200           34,800
  Invacare Corporation                                   3,775           96,734
  Investors Financial Services Corporation               1,100           58,300
+ Ionics, Incorporated (Ordinary)                        1,272           46,905
  Irvine Apartment Communities, Inc.                     1,625           47,023


                                    14 & 15

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

Merrill Lynch Small Cap Index Series (continued)
--------------------------------------------------------------------------------
                                                        Shares           Value
  Issue                                                  Held          (Note 1a)
================================================================================
  COMMON STOCKS
  (continued)

+ Isis Pharmaceuticals, Inc.                             2,900     $     39,694
  J.B. Hunt Transport Services, Inc.                     1,800           64,125
+ JDA Software Group, Inc.                               1,100           48,125
  JLG Industries, Inc.                                   4,892           98,757
+ Jabil Circuit, Inc.                                    1,600           52,900
+ Jacobs Engineering Group, Inc.                         2,100           67,462
  Jefferies Group, Inc.                                  1,900           77,900
  John Alden Financial Corporation                       2,800           61,600
  Jones Pharma Inc.                                      1,483           49,032
  Jostens, Inc.                                          3,600           86,850
+ Journal Register Company                               4,988           83,549
  Juno Lighting, Inc.                                    3,000           70,875
+ Just For Feet, Inc.                                    2,802           79,857
  K2, Inc.                                               2,500           44,062
  KCS Energy, Inc.                                       2,700           30,881
  Kaman Corporation (Class A)                            4,200           79,931
  Kaufman and Broad Home Corporation                     3,700          117,475
  Kaydon Corporation                                     3,293          116,284
  Kellwood Company                                       2,800          100,100
  Kelly Services, Inc.                                   1,700           60,137
+ Kemet Corporation                                      4,500           59,203
+ Kent Electronics Corporation                           3,683           67,445
  Kimball International, Inc.                            4,600           83,375
+ Kirby Corporation                                      3,400           85,850
+ Knoll, Inc.                                              777           22,921
  Koger Equity Inc.                                      4,100           82,769
  Kuhlman Corporation                                    1,950           77,147
+ Kulicke and Soffa Industries, Inc.                     2,300           39,100
+ LCC International Inc. (Class A)                       2,000           37,000
  LNR Property Corp.                                     2,500           64,062
  LTC Porperties, Inc.                                   7,600          141,550
  LTV Corporation (The)                                  6,900           65,981
  La-Z-Boy Chair Company                                 1,200           67,800
+ Labor Ready Inc.                                       1,500           45,281
+ Laidlaw Environmental Services, Inc.                  13,720           49,735
+ Lam Research Corporation                               2,700           51,637
  Lance, Inc.                                            1,600           35,800
+ Landry's Seafood Restaurants, Inc.                     2,762           49,975
+ Lands' End, Inc.                                       1,069           33,807
+ Landstar System, Inc.                                  2,900          101,319
+ LaSalle Partners Inc.                                  1,600           71,200
+ Lason Inc.                                             1,000           54,500
+ Lattice Semiconductor Corporation                      1,300           36,928
+ Legato Systems, Inc.                                   3,385          132,015
+ Level One Communications, Inc.                         3,014           70,829
  Lexington Corporate Properties Trust                   6,400           93,600
  Libbey, Inc.                                           1,459           55,898
  Life Re Corp.                                          1,394          114,308
  Life Technologies, Inc.                                1,100           34,512
+ Ligand Pharmaceuticals                                 4,100           52,787
  Lilly Industries, Inc. (Class A)                       4,000           86,500
  Lindsay Manufacturing Co.                              2,700           73,237
+ Linens `N Things                                       2,605           79,615
+ Littelfuse, Inc.                                       3,000           75,750
+ Lo-Jack Corp.                                          2,685           33,395
+ Local Financial Corp.                                  4,400           57,200
  Lomak Petroleum, Inc.                                  3,185           33,243
  Lone Star Industries, Inc.                             1,600          123,300
+ Lone Star Steakhouse & Saloon, Inc.                    3,300           45,581
+ Lone Star Technologies, Inc.                           2,525           38,506
  Longs Drug Stores Corp.                                2,900           83,737
  Longview Fibre Company                                 5,000           71,250
  Luby's Cafeterias, Inc.                                4,000           70,250
  Lufkin Industries Inc.                                 1,800           59,400
+ Lycos Inc.                                             1,340          101,002
+ Lydall, Inc.                                           3,400           49,512
  MAF Bancorp, Inc.                                      2,050           74,569
  M.D.C. Holdings, Inc.                                  2,600           51,350
  MDU Resources Group, Inc.                              3,600          128,475
+ MMC Networks, Inc.                                     2,400           76,500
  MMI Companies Inc.                                     1,600           37,000
+ MRV Communications Inc.                                1,940           40,255
  MacDermid, Inc.                                        2,000           56,500
  Macerich Company (The)                                 3,300           96,731
+ Macromedia Inc.                                        4,072           76,095
  Madison Gas & Electric Company                         3,000           47,640
+ Magellan Health Services, Inc.                         3,293           83,560
+ Magnetek, Inc.                                         3,000           47,250
+ Mail-Well Holdings Inc.                                2,850           61,809
  Manitowoc Company, Inc. (The)                          2,283           92,033
  Manufactured Home Communities, Inc.                    2,900           69,962
+ Manugistics Group, Inc.                                1,595           39,476
  Marcus Corporation (The)                               5,195           92,861
+ Marine Drilling Companies, Inc.                        4,788           76,608
+ Marine Transportation Corp.                              510            2,072
+ Mariner Health Group, Inc.                             3,200           53,200
  Mark IV Industries, Inc.                               3,200           69,200
+ Marquette Medical Systems, Inc.                        2,000           51,312
+ Marshall Industries                                    2,789           76,000
  Mascotech, Inc.                                        2,600           62,400
  Matthews International Corporation                     3,600           88,425
  Maxim Group Inc.                                       2,000           39,750
  McClatchy Newspapers, Inc. (Class A)                   2,400           83,100
  McDonald's & Company Investments                       2,400           78,750
+ Medaphis Corp.                                         7,940           68,625
+ Medical Assurance, Inc.                                2,310           64,102
+ Medicis Pharmaceutical Corp.                           1,240           45,260
+ Medimmune, Inc.                                        2,388          148,951
  Medusa Corporation                                     2,100          131,775
+ Men's Wearhouse, Inc. (The)                            2,555           84,298
  Mentor Corporation                                     2,527           61,280
+ Mentor Graphics Corporation                            6,885           72,723
+ Mercury Interactive Corp.                              1,725           76,978
  Merrill Corporation                                    2,100           46,331
+ Metamor Worldwide, Inc.                                2,900          102,044
  Methode Electronics, Inc. (Class A)                    3,900           60,450
+ Metro Networks, Inc.                                   1,800           77,625
  Metromedia International Group, Inc.                   3,900           46,556
+ Mettler-Toledo Holding Inc.                            3,400           68,212
+ Michaels Stores, Inc.                                  2,200           77,619
+ Micrel Inc.                                              845           27,462
+ Micro Warehouse Inc.                                   3,300           51,150
+ Microchip Technology Inc.                              3,900          101,887
+ Micromuse Inc.                                         1,000           40,812
+ Micron Electronics, Inc.                               2,600           31,362
+ Micros Systems, Inc.                                   2,200           72,806
  Mid Am, Inc.                                           4,670          117,917
+ Mid Atlantic Medical Services, Inc.                    5,238           60,237
  Midas Inc.                                             2,200           44,275
+ Midway Games, Inc.                                     2,874           44,906
+ Midwest Express Holdings Inc.                          1,459           52,798
+ Millennium Pharmaceuticals Inc.                        3,125           44,141
+ Miller Industries Inc.                                 4,140           32,085
  Mills Corp.                                            2,400           57,600
+ Mindspring Enterprises Inc.                              500           51,437
  Minerals Technologies, Inc.                            2,190          111,416
  Minnesota Power & Light Company                        3,100          123,225
  Mississippi Chemical Corporation                       3,500           57,531
  Modine Manufacturing Company                           2,300           79,637
  Morgan Keegan, Inc.                                    3,701           95,763
+ Motivepower Industries Inc.                            1,370           33,565
+ Mueller Industries, Inc.                               3,984          147,906
+ Musicland Stores Corporation                           3,200           44,800
+ Mycogen Corp.                                          2,700           64,884
+ N2K Inc.                                               1,500           29,437
  NAC Re Corp.                                             971           51,827
  NACCO Industries, Inc. (Class A)                         655           84,659
+ NBTY, Inc.                                             5,747          105,601
+ NCS Healthcare, Inc. (Class A)                         2,100           59,850
+ NFO Worldwide, Inc.                                    2,740           48,977
  NL Industries, Inc. (New Shares)                       1,651           33,020
+ NTL Inc.                                               2,850          152,475
  National Computer System, Inc.                         3,590           86,160
+ National Data Corporation                              1,265           45,224
  National Instruments Corp.                             2,200           96,250
  National R V Holdings Inc.                               800           36,100
+ National Steel Corp.                                   3,200           38,000
+ National Surgery Centers, Inc.                         1,700           49,406
  Nationwide Health Properties, Inc.                     4,200          100,275
+ Natural Microsystems Corp.                             1,200           19,200
  Natures Sunshine Products, Inc.                        2,000           45,125
+ Nautica Enterprises, Inc.                              3,600           96,525
+ Navigant International Inc.                              986            8,381
+ Network Appliance, Inc.                                2,790          108,634
+ Network Equipment Technologies, Inc.                   3,600           56,475
+ Neurex Corporation                                     2,102           63,848
  Nevada Power Company                                   4,600          118,450
+ New England Business Service, Inc.                     2,100           67,725
  New Plan Realty Trust                                  5,200          127,400
+ Newfield Exploration Co.                               2,623           65,247
+ Newpark Resources, Inc.                                5,809           64,625
  Newport News Shipbuilding Inc.                         3,800          101,650
  Nordson Corporation                                    1,600           75,200
  Norrell Corp.                                          1,457           29,049
+ North Face Inc.                                        1,900           45,600
  Northwest Natural Gas Company                          1,600           44,750
  Northwestern Corporation                               4,200          105,000
+ Nova Corporation                                       2,133           76,255
+ Novacare Employee Services Inc.                        3,500           33,250
+ NovaCare, Inc.                                         5,800           68,150
+ Novellus Systems, Inc.                                 2,400           85,650
+ Nuevo Energy Co.                                       1,855           59,592
  OEA, Inc.                                              2,125           34,000
  O M Group Inc.                                         2,978          122,842
+ OMI Corp.                                              5,100           40,800
  ONEOK, Inc.                                            2,500           99,687
+ Oak Industries, Inc.                                   2,583           91,374
  Oakwood Homes Corporation                              5,383          161,490
+ Oceaneering International, Inc.                        3,700           65,675
+ Offshore Logistics, Inc.                               4,100           72,775
  Old National Bancorp                                   3,335          159,246
  Olsten Corporation (The)                               5,000           55,937
  Omega Healthcare Investors, Inc.                       2,710           95,189
+ Omnipoint Corporation                                  3,025           69,386


                                    16 & 17

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

Merrill Lynch Small Cap Index Series (continued)
--------------------------------------------------------------------------------
                                                        Shares           Value
  Issue                                                  Held          (Note 1a)
================================================================================
  COMMON STOCKS
  (continued)

  Omniquip International Inc.                            1,855     $     34,317
+ On Assignment, Inc.                                    1,700           59,394
  One Valley Bancorp, Inc.                               2,850          103,669
+ O'Reilly Automotive, Inc.                              2,000           72,000
  Oregon Steel Mills, Inc.                               3,300           61,462
+ Organogenesis, Inc.                                    2,915           57,571
  Oriental Financial Group Inc.                          1,410           51,994
+ Orthodontic Center                                     4,075           85,320
  Otter Tail Power Company                               1,700           63,006
  Overseas Shipholding Group, Inc.                       3,400           69,275
  Owens & Minor, Inc.                                    4,400           44,000
+ Oxford Health Plans, Inc.                              6,000           91,875
+ P-COM, Inc.                                            4,282           39,207
+ PETsMART, Inc.                                         8,300           83,000
+ PFF Bancorp, Inc.                                      3,100           57,737
  P.H. Glatfelter Company                                2,400           37,950
+ PJ America Inc.                                        2,500           45,625
+ PMC-Sierra, Inc.                                       3,375          158,203
+ PMT Services, Inc.                                     4,692          119,353
+ PRI Automation, Inc.                                   1,500           25,594
+ PSINet, Inc.                                           5,107           66,391
+ PSS World Medical, Inc.                                6,111           89,373
+ Pacific Gateway Exchange Inc.                            973           38,981
+ Pacific Sunwear of California                          2,250           78,750
  Pairgain Technologies, Inc.                            5,400           94,162
+ Palm Harbor Homes, Inc.                                1,325           56,478
+ Panavision Inc.                                          118            3,097
+ Papa John's International, Inc.                        2,032           80,137
+ Paragon Health Network, Inc.                           3,748           60,436
+ Parexel International Corporation                      2,040           74,205
  Park Electrochemical Corporation                       2,800           59,150
+ Parker Drilling Company                                6,500           45,906
  Parkway Properties Inc.                                2,500           73,750
+ PathoGenesis Corp.                                     1,540           44,660
+ Patterson Dental Co.                                   2,623           96,067
+ Paxar Corporation                                      3,037           34,925
+ Pediatrix Medical Group, Inc.                          1,167           43,398
+ Pegasus Communications Corp.                           1,900           39,900
+ Pegasus Systems, Inc.                                  1,300           33,312
  Penn Corp. Financial Group, Inc.                       2,510           51,455
+ Perrigo Co.                                            6,600           66,412
+ Personnel Group of America, Inc.                       3,000           60,000
+ Petco Animal Supplies, Inc.                            2,755           54,928
+ Pharmaceutical Product Development, Inc.               2,590           56,980
+ Pharmacyclics Inc.                                     1,400           33,250
  Phillips-Van Heusen Corp.                              4,000           59,000
  Phoenix Investment Parners, Ltd.                       7,100           61,681
+ Photronics, Inc.                                       1,361           30,027
+ PhyCor, Inc.                                           5,100           84,469
+ Physio-Control International Corp.                     2,600           68,412
+ Picturetel Corp.                                       5,600           51,800
  Piedmont Natural Gas Company, Inc.                     3,300          110,962
+ Pinnacle Systems, Inc.                                   900           29,137
  Pioneer Group, Inc.                                    2,300           60,519
  Pioneer Standard Electronics                           5,100           49,087
  Pittston Minerals Group                                2,900           45,131
+ Plantronics, Inc.                                      1,600           82,400
+ Platinum Software Corporation                          1,700           41,437
+ Playboy Enterprises, Inc. (Class B)                    2,500           44,375
+ Playtex Products, Inc.                                 2,190           34,903
  Pogo Producing Company                                 2,400           60,300
  Polaris Industries, Inc.                               2,500           94,062
+ Polymer Group, Inc.                                    5,300           61,612
+ Pool Energy Services Co.                               2,900           42,775
  Precision Castparts Corporation                        1,600           85,400
  Premier Bancshares Inc.                                1,700           45,050
+ Premier Parks Inc.                                     1,119           74,553
+ Premiere Technologies, Inc.                            2,400           19,912
+ Premisys Communications, Inc.                          2,592           64,476
+ Prepaid Legal Services, Inc.                           2,193           69,216
  Presidential Life Corporation                          2,000           42,750
+ Preview Travel Inc.                                    1,200           41,250
  Price Enterprises, Inc.                                8,000          147,000
+ Pride Petroleum Services, Inc.                         4,222           71,510
+ Primark Corp.                                          2,061           64,535
+ Prime Hospitality Corp.                                4,800           83,700
  Prime Retail, Inc.                                     2,865           34,201
  Prime Retail, Inc. (Preferred)                           960           19,680
  Primex Technologies Inc.                               1,000           51,250
+ Priority Healthcare Corp. (Class B)                    2,000           36,250
+ Progress Software Corporation                          2,200           90,200
+ Protein Design Labs, Inc.                              1,840           44,332
  Provident Bankshares Corp.                             2,773           81,803
  Public Service Company of New Mexico                   5,000          113,437
  Pulte Corp.                                            1,400           41,825
+ QRS Corporation                                        1,000           37,625
+ Quadramed Corp.                                        1,300           35,506
  Quaker State Corporation                               4,340           71,067
  Quanex Corporation                                     2,500           75,781
  Queens County Bancorp, Inc.                            1,500           65,437
+ Quest Diagnostics Incorporated                         3,055           66,828
+ RCN Corporation                                        2,400           46,350
+ REMEC, Inc.                                            1,900           21,612
  RFS Hotel Investors, Inc.                              3,725           70,775
+ Ralcorp Holdings Inc.                                  3,802           71,763
+ Rambus Inc.                                              875           53,484
+ Rational Software Corporation                          7,662          116,845
+ Rayovac Corp.                                          2,600           58,987
+ Read-Rite Corp.                                        4,800           43,500
+ Realnetworks Inc.                                        800           29,850
  Realty Income, Corp.                                   3,800          100,225
  Reckson Associates Realty Corp.                        3,600           85,050
+ Reckson Service Industries, Inc.                         960            3,180
+ Recoton Corporation                                    1,200           40,200
+ Red Roof Inns, Inc.                                    3,800           64,362
  Regal-Beloit Corp.                                     3,000           85,500
  Regency Realty Corp.                                   3,000           75,375
+ Regeneron Pharmaceuticals, Inc.                        2,900           26,734
  Regis Corporation                                      1,900           56,169
  Reinsurance Group of America                           2,600          153,725
  Reliance Bancorp, Inc.                                 1,400           53,637
  Reliance Steel & Aluminum Co.                          1,022           39,475
+ Remedy Corp.                                           2,670           45,390
+ Renaissance Worldwide, Inc.                            1,800           39,150
+ Renal Care Group, Inc.                                 2,787          122,802
+ Rent-Way Inc.                                          1,200           36,600
+ Renters Choice, Inc.                                   1,800           51,075
  Republic Bancorp Inc.                                  3,200           60,400
+ Respironics, Inc.                                      2,400           37,350
  Richfood Holdings Inc. (Class A)                       4,977          102,962
  Riggs National Corporation                             6,334          185,071
+ Rio Hotel & Casino, Inc.                               2,200           41,525
+ Risk Capital Holdings, Inc.                            2,700           67,331
  Rochester Gas and Electric Corporation                 3,600          114,975
  Rock-Tenn Co. (Class A)                                4,200           52,762
  Rollins, Inc.                                          2,640           54,120
  Rollins Truck Leasing Corp.                            7,650           94,669
+ Romac International, Inc.                              4,227          128,395
  Roper Industries Inc.                                  3,586           93,684
  Roslyn Bancorp, Inc.                                   4,300           95,944
  Ruby Tuesday, Inc.                                     4,746           73,563
  Ruddick Corporation                                    2,700           48,937
+ Rural/Metro Corp.                                      2,200           28,600
+ Ryan's Family Steak House, Inc.                        8,100           82,519
  Ryland Group, Inc. (The)                               4,200          110,250
+ S3 Inc.                                                7,100           35,944
+ SCM Microsystems Inc.                                    900           56,250
  SCPIE Holdings Inc.                                    2,400           81,300
+ SEACOR SMIT, Inc.                                      1,600           98,100
  SEI Corporation                                        1,488           92,256
  SEMCO Energy, Inc.                                         1               13
+ SFX Broadcasting Inc. (Class A)                        1,100           50,394
+ SLH Corp.                                              1,600           29,200
+ SLI Inc.                                               1,350           35,269
+ SMART Modular Technologies, Inc.                       2,400           35,100
+ SPS Technologies, Inc.                                 1,984          116,064
+ SPX Corp.                                              1,167           75,125
+ SS&C Technologies Inc.                                 1,100           25,025
+ Safeguard Scientifics, Inc.                            2,646          110,305
+ Samsonite Corp.                                          873            9,385
+ SanDisk Corporation                                    2,400           33,150
+ SangStat Medical Corp.                                 1,900           59,612
+ Santa Fe Energy Resources, Inc.                        5,800           62,350
+ Scholastic Corp.                                       1,200           47,850
+ School Specialty Inc.                                  1,096           17,947
  Schulman (A.), Inc.                                    3,900           76,294
  Schweitzer-Mauduit International, Inc.                 2,467           71,543
+ Scios Inc.                                             4,600           40,825
  Scotsman Industries, Inc.                              2,200           61,050
+ Scotts Co. (The)                                       3,300          122,925
+ Seagull Energy Corporation                             4,000           66,250
+ Security Dynamics Technologies, Inc.                   2,900           53,650
+ Seitel, Inc.                                           3,400           55,037
  Selective Insurance Group, Inc.                        4,000           89,625
  Sensormatic Electronics Corp.                          5,000           70,000
+ Sepracor, Inc.                                         2,611          108,356
+ Sequa Corporation (Class A)                              700           46,725
+ Sequent Computer Systems, Inc.                         4,300           51,869
+ Sequus Pharmaceuticals, Inc.                           5,400           61,425
+ Serologicals Corporation                               1,800           58,050
+ Service Experts, Inc.                                  1,500           51,750
+ Shiva Corporation                                      4,600           38,525
+ ShopKo Stores, Inc.                                    1,994           67,796
+ Showbiz Pizza Time, Inc.                               1,847           74,457
+ Sierra Health Services, Inc.                           2,185           55,035
  Sierra Pacific Resources                               4,100          148,881
  Sigcorp, Inc.                                          3,000           96,187
+ Silgan Holdings, Inc.                                  2,000           56,000
+ Silicon Valley Bancshares                              3,100          110,341
+ Silicon Valley Group, Inc.                             2,900           46,581
+ Siliconix Inc.                                         1,300           31,850
+ Sitel Corporation                                      5,873           38,909
  Skyline Corporation                                    2,500           81,562
  Skytel Communications Inc.                             4,500          105,187


                                    18 & 19

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

Merrill Lynch Small Cap Index Series (continued)
--------------------------------------------------------------------------------
                                                        Shares           Value
  Issue                                                  Held          (Note 1a)
================================================================================
  COMMON STOCKS
  (continued)

  Smith (A.O.) Corp.                                     1,000     $     51,687
  Smith (Charles E) Residential Realty, Inc.             2,500           80,000
+ Smithfield Foods, Inc.                                 2,700           82,350
  Smucker J.M. Company (The) (Class A)                   3,000           74,437
  Snyder Oil Corp.                                       4,973           99,149
+ Software AG Systems Inc.                               2,400           70,200
+ Sola International, Inc.                               2,490           81,392
+ Sonic Corp.                                            2,400           53,700
  Sothebys Holdings, Inc.                                3,500           78,312
  Southern Peru Copper Corporation                       5,900           76,700
+ Southwest Bancorporation of Texas, Inc.                3,300           62,081
  Southwestern Energy Company                            6,700           61,556
  Specialty Teleconstructors, Inc.                         800           29,600
+ Sports Authority, Inc. (The)                           3,690           55,119
+ Sportsline USA Inc.                                    1,200           43,875
  Springs Industries, Inc. (Class A)                     1,325           61,116
  St. John Knits, Inc.                                   2,190           84,589
  St. Mary Land & Exploration Company                    2,200           53,075
  St. Paul Bancorp Inc.                                  3,200           72,300
+ Staff Leasing Inc.                                     1,600           47,200
+ StaffMark, Inc.                                        1,588           58,160
+ Stage Stores, Inc.                                     2,310          104,527
  Standard Pacific Corp.                                 6,300          129,937
  Standard Products Company (The)                        3,100           87,187
+ Star Telecommunications                                1,500           33,562
  Staten Island Bancorp Inc.                             4,400          100,100
+ Steel Dynamics, Inc.                                   2,800           38,850
  Sterling Bancshares, Inc.                              3,800           59,850
  Stewart & Stevenson Services, Inc.                     3,100           55,800
+ Stillwater Mining Co.                                  2,470           66,999
  Stone & Webster, Inc.                                  1,200           47,550
  Stone Energy Corporation                               1,500           53,343
  Storage Realty Trust Inc.                              4,000           93,500
  Storage USA, Inc.                                      3,200          112,000
+ Stratus Computer, Inc.                                 2,493           63,104
  Stride Rite Corp. (The)                                5,600           84,350
+ Structural Dynamics Research Corp.                     3,292           76,127
  Sturm, Ruger & Company, Inc.                           2,700           45,225
  Summit Properties, Inc.                                4,300           81,431
+ Sun Healthcare Group, Inc.                             4,100           59,962
+ Sunglass Hut International, Inc.                       6,074           67,194
+ Sunrise Assisted Living, Inc.                            800           27,500
+ Sunrise Medical, Inc.                                  2,700           40,500
  Superior Industries International, Inc.                2,500           70,469
+ Superior Services, Inc.                                2,300           69,144
  Susquenhanna Bancshares, Inc.                          3,100          115,862
+ Swift Energy Company                                   2,170           34,584
+ Swift Transportation Co., Inc.                         1,894           37,525
+ Sybase, Inc.                                           6,000           41,813
+ Sylvan Learning Systems, Inc.                          2,798           91,634
+ Symantec Corp.                                         5,600          146,300
+ Synetic Inc.                                           1,765          100,605
+ Systems & Computer Technology Corp.                    3,188           86,076
+ TETRA Tech, Inc.                                       2,750           66,687
  TJ International, Inc.                                 2,700           81,000
  TNP Enterprises, Inc.                                  2,700           83,362
  TR Financial Corporation                               2,100           87,937
+ Tava Technologies Inc. (Class A)                       2,400           23,700
+ Techne Corporation                                     2,400           45,750
  Technitrol, Inc.                                       1,625           64,898
+ Technology Solutions Co.                               2,750           87,141
+ Tel-Save Holdings                                      3,700           54,575
+ Telemundo Group Inc. (Class A)                         1,500           63,844
  Telxon Corporation                                     2,500           80,937
  Tennant Co.                                            1,700           75,225
  Terra Industries, Inc.                                 3,800           34,200
+ Tesoro Petroleum Corporation                           2,429           38,560
  Texas Industries, Inc.                                 2,100          111,300
  Texas Regional Bancshares, Inc. (Class A)              2,150           70,412
+ Theragenics Corporation                                2,092           54,523
+ Thermo Cardiosystems Inc.                              1,740           39,585
  Thomas Industries, Inc.                                3,600           87,975
+ Titan Exploration, Inc.                                5,000           44,375
  Titanium Metals Corporation                            2,170           47,876
+ Toll Brothers, Inc.                                    3,000           86,062
+ Tom Brown, Inc.                                        2,910           54,744
  Toro Company (The)                                     1,800           61,650
+ Tower Automotive, Inc.                                 1,600           68,600
+ Trammell Crow Co.                                      2,600           86,937
  Trans Financial, Inc.                                  2,400          137,700
+ Trans World Airlines, Inc.                             5,000           51,875
+ Transaction Systems Architects, Inc.
    (Class A)                                            1,800           69,300
+ Transition Systems, Inc.                               2,685           28,528
+ Transkaryotic Therapies, Inc.                          2,000           51,500
+ TransMontaigne Oil Company                             4,400           65,450
  Trenwick Group, Inc.                                   2,050           79,630
+ Triad Guaranty, Inc.                                   1,600           54,400
  Triangle Bancorp., Inc.                                2,200           69,025
+ Triangle Pacific                                       2,500          137,500
+ Triarc Companies, Inc. (Class A)                       2,041           44,774
+ Trico Marine Services, Inc.                            3,000           41,062
+ Trimble Navigation Ltd.                                3,600           58,275
  Trinet Corporate Realty Trust, Inc.                    2,970          100,980
+ Triumph Group, Inc.                                    1,470           61,740
  Trust Company of New Jersey (The)                      3,700           99,900
  TrustCo Bank Corp. N.Y.                                4,580          120,225
+ Tuboscope Inc.                                         5,273          104,142
+ Twinlab Corporation                                    2,000           87,375
+ Tyler Corp.                                            3,100           31,969
  UGI Corp. (New Shares)                                 3,200           79,600
  UMB Financial Corp.                                    1,765           87,367
  USBancorp, Inc.                                        1,200           92,775
+ USCS International, Inc.                               2,646           54,739
  USFreightways Corp.                                    2,907           95,477
  UST Corporation                                        3,200           84,800
+ U.S. Home Corporation                                  1,800           74,250
  U.S. Trust Corporation                                 3,700          282,125
+ Ultratech Stepper, Inc.                                1,900           37,525
+ Unicapital Corp.                                       4,000           76,750
  Unifirst Corp.                                         2,500           62,500
+ Unisource Energy Corporation                           3,510           55,282
  United Bankshares, Inc.                                4,000          136,500
  United Companies Financial Corporation                 2,785           43,516
  United Dominion Realty Trust, Inc.                     7,700          106,837
  United Illuminating Company (The)                      2,400          121,500
+ United International Holdings Inc.
    (Class A)                                            4,500           72,000
+ United Rentals Inc.                                    1,500           63,000
+ United States Satellite Broadcasting
    Company, Inc.                                        7,000           81,812
+ United Stationers, Inc.                                1,000           64,750
+ Unitrode Corporation                                   2,345           26,967
  Universal Corporation                                  1,900           71,012
  Universal Foods Corporation                            5,000          110,937
+ Unova, Inc.                                            3,100           66,844
  Urban Shopping Centers, Inc.                           1,100           34,650
+ Usweb Corp.                                            3,100           73,431
+ VLSI Technology, Inc.                                  3,200           53,700
+ VWR Scientific Products Corporation                    1,610           39,646
+ Vail Resorts, Inc.                                     3,100           82,537
+ Valassis Communications, Inc.                          2,300           88,694
  Valmont Industries, Inc.                               3,500           69,891
+ Vanguard Cellular Systems, Inc. (Class A)              4,300           81,162
+ Vanstar Corporation                                    4,887           71,167
+ Ventana Medical System Inc.                            1,400           39,200
+ Ventas, Inc.                                           6,000           82,875
+ Veritas DGC Inc.                                       2,022          100,974
  Vermont Financial Service Corp.                        3,200           87,800
+ Vertex Pharmaceuticals, Inc.                           2,892           65,070
  Vesta Insurance Group, Inc.                              899           19,160
+ Veterinary Centers of America, Inc.                    2,085           39,224
+ Viasoft, Inc.                                          2,125           34,398
+ Vical, Inc.                                            1,800           30,487
+ Vicor Corporation                                      3,593           49,853
  Vintage Petroleum, Inc.                                2,331           43,998
+ Vishay Intertechnology, Inc.                           3,700           66,369
+ Visio Corp.                                            2,190          104,572
+ Visual Networks Inc.                                   1,500           54,937
+ Vitalink Pharmacy Services, Inc.                       1,900           41,919
+ Vivus, Inc.                                            3,825           23,070
+ Vlasic Foods International Inc.                        2,300           46,287
  WD-40 Company                                          2,500           67,812
+ WHX Corporation                                        3,200           42,200
  WPS Resources Corporation                              2,800           91,875
+ W.R. Grace & Co.                                       4,800           81,900
  Wabash National Corporation                            2,800           72,100
+ Wackenhut Corrections Corporation                      1,200           28,050
+ Walden Residential Properties, Inc.                    6,600          161,700
  Wallace Computer Services, Inc.                        2,900           68,875
+ Walter Industries, Inc.                                2,700           51,131
+ Wang Laboratories, Inc.                                3,700           94,119
+ Washington Gas Light Company                           4,200          112,350
  Washington Real Estate Investment Trust                2,700           46,912
  Washington Water Power Company (The)                   5,300          118,919
  Watsco, Inc.                                           1,800           63,337
  Watts Industries Inc. (Class A)                        2,400           50,100
  Wausau-Mosinee Paper Corporation                       4,000           91,500
+ Wavephore Inc.                                         1,900           21,969
  Webster Financial Corporation                          2,800           93,100
  Weeks Corp.                                            2,800           88,550
  Wellman, Inc.                                          2,725           61,823
+ Wellsford Real Properties                              3,800           53,675
  Werner Enterprises, Inc.                               2,721           51,869
  Wesbanco, Inc.                                         2,900           77,937
  West America Bancorp                                   4,800          154,200
  Western Investment Real Estate Trust                   6,600           90,337
+ Western Wireless Corporation                           7,900          157,506
  Westinghouse Air Brake Company                         1,361           35,896
+ Westwood One, Inc.                                     2,800           70,612
+ Wet Seal, Inc. (Class A) (The)                         1,355           43,360
  Whitney Holding Corp.                                  2,500          126,875
  Wicor, Inc.                                            4,800          111,000


                                    20 & 21

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

SCHEDULE OF INVESTMENTS (concluded)

Merrill Lynch Small Cap Index Series (concluded)
--------------------------------------------------------------------------------
                                                        Shares           Value
  Issue                                                  Held          (Note 1a)
================================================================================
  COMMON STOCKS
  (concluded)

  Wiley (John) & Sons, Inc. (Class A)                    1,644     $    100,078
+ Wind River Systems Inc.                                1,993           71,499
  Windmere-Durable Holdings Inc.                         2,600           93,112
+ Winstar Communications, Inc.                           3,000          128,812
  Wisconsin Central Transportation Corp.                 3,200           70,000
+ Wolverine Tube, Inc.                                   1,459           55,442
  Wolverine World Wide, Inc.                             3,000           66,000
+ Workflow Management Inc.                               1,315           10,602
+ World Access, Inc.                                     1,900           57,000
+ World Color Press, Inc.                                3,986          139,510
+ Wyman-Gordon Company                                   2,040           40,672
+ Wynn's International, Inc.                             3,900           75,075
  X-Rite, Inc.                                           2,800           38,325
  Xtra Corporation                                       1,600           96,800
+ Xylan Corp.                                            3,400          101,362
+ Yellow Corporation                                     3,300           61,256
+ Young Broadcasting Inc. (Class A)                      1,100           71,500
+ Zale Corporation                                       3,325          105,777
+ Zebra Technologies Corporation (Class A)               2,092           89,433
  Zenith National Insurance Corp.                        2,500           70,469
+ Zoltek Companies, Inc.                                 1,100           22,137
+ Zonagen Inc.                                           1,300           28,519
-------------------------------------------------------------------------------
  Total Common Stocks (Cost--$68,354,312)--96.7%                     73,518,055

SHORT-TERM     Face
OBLIGATIONS   Amount                    Issue
=============================================================================
Commercial   $2,650,000   General Motors Acceptance Corp.,
Paper*                    6.50% due 7/01/1998                       2,650,000
==============================================================================
             Total Short-Term Obligations
             (Cost--$2,650,000)--3.5%                               2,650,000
==============================================================================
             Total Investments (Cost--$71,004,312)--100.2%         76,168,055
             Variation Margin on Financial Futures
             Contracts**--0.0%                                          8,225
             Liabilities in Excess of Other Assets--(0.2%)           (144,840)
                                                                   -----------
             Net Assets--100.0%                                    $76,031,440
                                                                   ===========
==============================================================================

             +   Non-income producing security.

             * Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Series.

             ** Financial futures contracts purchased as of June 30, 1998 were as follows:

             See Notes to Financial Statements.

             -----------------------------------------------------------------
             Number of                       Expiration             Value
             Contracts       Issue              Date           (Notes 1a & 1b)
             -----------------------------------------------------------------
                 7        Russell 2000      September 1998          $1,618,225
             -----------------------------------------------------------------
             (Total Contract Price--$1,566,277)                     $1,618,225
                                                                    ==========
             -----------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
SMALL CAP
INDEX SERIES    As of June 30, 1998
======================================================================================================================
Assets:         Investments, at value (identified cost--$71,004,312) (Note 1a) .........                  $ 76,168,055
                Cash on deposit for financial futures contracts (Note 1b) ..............                        45,500
                Receivables:
                   Securities sold .....................................................  $ 13,413,940
                   Contributions .......................................................       398,983
                   Dividends ...........................................................        58,767
                   Variation margin (Note 1b) ..........................................         8,225
                   Investment adviser (Note 2) .........................................         5,041      13,884,956
                                                                                          ------------
                Deferred organization expenses (Note 1e) ...............................                         5,540
                                                                                                          ------------
                Total assets ...........................................................                    90,104,051
                                                                                                          ------------
======================================================================================================================
Liabilities:    Payables:
                   Securities purchased ................................................    13,365,719
                   Withdrawals .........................................................        97,159      13,462,878
                                                                                          ------------
                Accrued expenses and other liabilities .................................                       609,733
                                                                                                          ------------
                Total liabilities ......................................................                    14,072,611
                                                                                                          ------------
======================================================================================================================
Net Assets:     Net assets .............................................................                  $ 76,031,440
                                                                                                          ============
======================================================================================================================
Net Assets      Partners' capital ......................................................                  $ 70,815,749
Consist of:     Unrealized appreciation on investments--net ............................                     5,215,691
                                                                                                          ------------
                Net assets .............................................................                  $ 76,031,440
                                                                                                          ============
======================================================================================================================

                See Notes to Financial Statements.


                                    22 & 23

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

STATEMENT OF OPERATIONS

MERRILL LYNCH
SMALL CAP
INDEX SERIES            For the Six Months Ended June 30, 1998
===================================================================================================================
Investment Income       Dividends (net of $132 foreign withholding tax) ................                $   430,540
(Note 1d):              Interest and discount earned ...................................                    215,616
                                                                                                        -----------
                        Total income ...................................................                    646,156
                                                                                                        -----------
===================================================================================================================
Expenses:               Investment advisory fees (Note 2) ..............................  $ 34,207
                        Professional fees ..............................................    23,981
                        Custodian fees .................................................    18,082
                        Accounting services (Note 2) ...................................    16,767
                        Amortization of organization expenses (Note 1e) ................       495
                        Trustees' fees and expenses ....................................       456
                        Pricing fees ...................................................       228
                        Other ..........................................................       186
                                                                                          --------
                        Total expenses before reimbursement ............................    94,402
                        Reimbursement of expenses (Note 2) .............................   (21,713)
                                                                                          --------
                        Total expenses after reimbursement .............................                     72,689
                                                                                                        -----------
                        Investment income--net .........................................                    573,467
                                                                                                        -----------
===================================================================================================================
Realized &              Realized gain from investments--net ............................                  5,340,905
Unrealized Gain (Loss)  Change in unrealized appreciation on investments--net ..........                 (2,549,168)
on Investments--Net                                                                                     -----------
(Notes 1b, 1d & 3):     Net Increase in Net Assets Resulting from Operations ...........                $ 3,365,204
                                                                                                        ===========
===================================================================================================================

                        See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        For the       For the Period
MERRILL LYNCH                                                                                          Six Months     April 9, 1997+
SMALL CAP                                                                                                Ended             to
INDEX SERIES            Increase (Decrease) in Net Assets:                                           June 30, 1998    Dec. 31, 1997
===================================================================================================================================
Operations:             Investment income--net ....................................................  $    573,467      $   809,135
                        Realized gain on investments--net .........................................     5,340,905        1,553,214
                        Change in unrealized appreciation on investments--net .....................    (2,549,168)       7,764,859
                                                                                                     ------------      -----------
                        Net increase in net assets resulting from operations ......................     3,365,204       10,127,208
                                                                                                     ------------      -----------
===================================================================================================================================
Net Capital             Increase (decrease) in net assets derived from net capital contributions ..   (23,078,873)      85,617,901
Contributions:                                                                                       ------------      -----------
===================================================================================================================================
Net Assets:             Total increase (decrease) in net assets ...................................   (19,713,669)      95,745,109
                        Beginning of period .......................................................    95,745,109               --
                                                                                                     ------------      -----------
                        End of period .............................................................  $ 76,031,440      $95,745,109
                                                                                                     ============      ===========
===================================================================================================================================

                       + Commencement of operations.

                         See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                   For the      For the Period
MERRILL LYNCH                                                                     Six Months    April 9, 1997+
SMALL CAP               The following ratios have been derived from                 Ended            to
INDEX SERIES            information provided in the financial statements.       June 30, 1998   Dec. 31, 1997
==============================================================================================================
Ratios to Average       Expenses, net of reimbursement ............................       .17%*            .18%*
Net Assets:                                                                          ========         ========
                        Expenses ..................................................       .22%*            .29%*
                                                                                     ========         ========
                        Investment income--net ....................................      1.34%*           1.78%*
                                                                                     ========         ========
==============================================================================================================
Supplemental            Net assets, end of period (in thousands) ..................  $ 76,031         $ 95,745
Data:                                                                                ========         ========
                        Portfolio turnover ........................................     30.08%           16.45%
                                                                                     ========         ========
==============================================================================================================

                       + Commencement of operations.
                       * Annualized.

                         See Notes to Financial Statements.


                                     24 & 25

                               Merrill Lynch Small Cap Index Fund, June 30, 1998

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
SMALL CAP
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch Small Cap Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options, or in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a foreign withholding tax may be imposed on interest and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.08% of the average daily value of the Series' net assets. For the six months ended June 30, 1998, MLAM earned fees of $34,207, of which $21,713 was voluntarily waived.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1998 were $23,781,589 and $36,137,211, respectively.

Net realized gains for the six months ended June 30, 1998 and net unrealized gains as of June 30, 1998 were as follows:

--------------------------------------------------------------------------------
                                                         Realized    Unrealized
                                                          Gains        Gains
--------------------------------------------------------------------------------
  Long-term investments .............................  $ 4,979,802   $ 5,163,743
  Financial futures contracts .......................      361,103        51,948
                                                       -----------   -----------
  Total .............................................  $ 5,340,905   $ 5,215,691
                                                       ===========   ===========
--------------------------------------------------------------------------------

As of June 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $5,163,743, of which $10,065,662 related to appreciated securities and $4,901,919 related to depreciated securities. At June 30, 1998, the aggregate cost of investments for Federal income tax purposes was $71,004,312.


                                    26 & 27

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 3--6/98


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